Inventories (Tables)	12 Months Ended
Jun. 30, 2019
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Summary of Inventories

	2019	2018	Definitions
	US$M	US$M
Raw materials and consumables	1,406	1,266	Spares, consumables and other supplies yet to be utilised in the production process or in the rendering of services.
Work in progress	2,515	2,965	Commodities currently in the production process that require further processing by the Group to a saleable form.
Finished goods	687	674	Commodities held-for-sale and not requiring further processing by the Group.

Total (1)	4,608	4,905

Comprising:
Current	3,840	3,764
Non-current	768	1,141	Inventories classified as non-current are not expected to be utilised or sold within 12 months after the reporting date.

(1)

Inventory write-downs of US$16 million were recognised during the year (2018: US$18 million; 2017: US$112 million). Inventory write-downs of US$21 million made in previous periods were reversed during the year (2018: US$2 million; 2017: US$19 million).